Securities, 424I - Securities, 424I: 1	Aug. 06, 2025 USD ($)
Securities, 424I Table
Security Class Title	Class B Common Stock, par value $0.0001 per share
Fee Rate	0.00002%
Amount of Registration Fee	$ 636.81